Reportable Segments	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
REPORTABLE SEGMENTS
REPORTABLE SEGMENTS
Our reportable segments are determined based on the management of the businesses and the types of products sold and services provided. On November 20, 2009, we completed the acquisition of SunEdison. Until the acquisition of SunEdison, MEMC was engaged in one reportable industry segment—the design, manufacture and sale of silicon wafers—which was conducted as our Materials Business. From the time of the SunEdison acquisition until the end of 2009, MEMC was engaged in two reportable segments, Materials Business and Solar Energy Business (d/b/a SunEdison). Effective January 1, 2010, MEMC reorganized its historical Materials Business operations into two separate businesses and is now engaged in three reportable segments: Semiconductor Materials, Solar Materials (both include the historical operations of MEMC) and Solar Energy (consists solely of SunEdison).
The Chief Operating Decision Maker (“CODM”) is our Chief Executive Officer. The CODM evaluates segment performance based on segment operating profit plus interest expense. In order to determine segment operating profit, standard costs are used as the basis for raw material costs allocated between segments and any related variances are allocated based on usage of those raw materials. MEMC incurs expenses for research and development costs and marketing activities that are not specific to any one segment or allocated to any segments. These costs, as well as general corporate marketing and administration costs, substantially all of our stock compensation expense, research and development administration costs, legal professional services and related costs, and other items are not evaluated by segment and are included in Corporate and other below. Because certain sites include operations, facilities and/or back office functions that are utilized to support our Semiconductor Materials and Solar Materials businesses, we do not have discrete financial information for total assets. Accordingly, the CODM does not consider total assets when analyzing segment performance. The CODM also evaluates the business on several other key operating metrics, including free cash flow.
MEMC’s Semiconductor Materials segment includes the development, production and marketing of semiconductor wafers with a wide variety of features satisfying numerous product specifications to meet our customers’ exacting requirements, which wafers are utilized in the manufacture of semiconductor devices.
MEMC’s Solar Materials segment includes the development, production and marketing of square and pseudo-square crystalline solar wafers, which wafers are utilized by customers in the manufacture of solar cells, and then solar modules (panels) which convert energy from the sun into usable electrical energy. Our Solar Materials segment also includes our polysilicon production and the acquired operations of Solaicx, now our Portland, Oregon plant (see Note 4).
MEMC’s Solar Energy segment consists solely of SunEdison and its related acquisitions, including FRV U.S., and includes the development and construction of solar power plants, which are then either sold or held to produce power. The results of the segment include operating of, leasing of and sale of solar energy systems and services to customers who purchase renewable energy by delivering solar power to them under long-term power purchase arrangements and feed-in tariff arrangements.

	For the year ended December 31,
In millions	2011	2010	2009
Net sales:
Semiconductor Materials	$1,023.1	$992.6	$586.3
Solar Materials	957.4	826.1	573.5
Solar Energy	735.0	420.5	3.8
Consolidated net sales	$2,715.5	$2,239.2	$1,163.6
Operating (loss) income:
Semiconductor Materials	$(31.1)	$68.2	$(205.6)
Solar Materials	(665.7)	86.9	184.4
Solar Energy	(478.3)	(10.7)	(6.2)
Corporate and other	(125.4)	(123.3)	(99.8)
Consolidated operating (loss) income	$(1,300.5)	$21.1	$(127.2)
Interest expense:
Semiconductor Materials	$(1.6)	$3.2	$1.5
Solar Materials	3.3	(0.8)	0.7
Solar Energy	32.2	26.6	1.8
Corporate and other	$43.3	$—	$—
Consolidated interest expense	$77.2	$29.0	$4.0
Depreciation and amortization:
Semiconductor Materials	$124.2	$108.8	$96.6
Solar Materials	66.2	34.9	25.4
Solar Energy	36.7	21.1	2.0
Consolidated depreciation and amortization	$227.1	$164.8	$124.0
Capital expenditures:
Semiconductor Materials	$144.6	$150.4	$87.3
Solar Materials	301.5	198.2	138.1
Solar Energy(1)	599.9	281.4	28.0
Corporate and other	4.6	2.1	—
Consolidated capital expenditures	$1,050.6	$632.1	$253.4
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(1)	Consists primarily of construction of solar energy systems of $598.1 million, $280.1 million and $28.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

All Segments
Due to macroeconomic circumstances, which affected all of our segments, in December 2011 we committed to a series of actions that will reduce our global workforce, right size our production capacity and accelerate operating cost cutting measures in 2012. In addition, based on the adverse market conditions, MEMC incurred charges in the three months ended December 31, 2011 associated with the impairment of long-lived assets, impairments of goodwill and certain investments, write-downs of inventory and the realizability of deferred tax assets (see Note 3 for a summary of these charges by reportable segment).
During the second quarter of 2010, we received $11.9 million in net insurance proceeds from our business interruption lost profits claim related to the disruption in production at our Pasadena, Texas facility as a result of Hurricane Ike in 2008. Of this amount, $8.0 million was recorded to our Semiconductor Materials segment and $3.9 million was recorded to our Solar Materials segment. No similar transactions occurred during 2011 or 2009.
Semiconductor Materials
Due to the earthquake in Japan on March 11, 2011, our semiconductor wafer production in Japan was suspended from that time through April 12, 2011. Because of the unplanned downtime and damages to the plant, we recorded $27.2 million as period charges to operating margin in the year ended December 31, 2011, with $15.8 million recorded to cost of goods sold due to the under absorption of costs, inventory adjustments, and asset impairment charges. We had no similar adjustments during the years ended December 31, 2010 and 2009.
During the year ended December 31, 2011, we recorded insurance recoveries related to the above earthquake charges of $4.0 million.
Solar Materials

During the year ended December 31, 2011, there was $175.7 million of revenue recognized as part of the Suntech wafer supply contract resolution (see Note 19).
In addition to the restructuring, impairment, and other charges discussed in Note 3, we recognized charges of $37.4 million during the year ended December 31, 2011, and $5.7 million and $15.6 million during the years ended December 31, 2010 and 2009, respectively, to cost of goods sold related to the estimated probable shortfall to our purchase obligations associated with certain take-or-pay agreements we have with suppliers for raw materials. See Note 21.
Given the deterioration in polysilicon and solar wafer pricing, we recorded a lower of cost or market adjustment on our raw material and finished goods inventory in the Solar Materials segment of approximately $107.0 million in the year ended December 31, 2011. No such charges were taken in 2010 or 2009. See Note 3.
Solar Energy
We recorded a goodwill impairment of $384.1 million for the Solar Energy segment in the year ended December 31, 2011 (see Note 3). No such impairments were taken in 2010 or 2009.
Corporate and Other
Approximately $8.6 million of net expenses were recorded in Corporate and other, related to legal cases during the year ended December 31, 2011. Because the business decisions resulting in this litigation affected multiple segments, these expenses were recorded to Corporate and other. The remaining portion of expenses recorded to Corporate and other included stock-based compensation expense, general corporate marketing and administration costs, research and development administration costs, legal and tax professional services and related costs, and other personnel costs not reflected in the operating segments.
Geographic Segments
Geographic financial information is as follows:
Net Sales to Customers

	For the year ended December 31,
	2011	2010	2009
Dollars in millions
United States	$447.5	$242.8	$154.7
Foreign	2,268.0	1,996.4	1,008.9
Total	$2,715.5	$2,239.2	$1,163.6

Foreign revenues were derived from sales to the following countries:

	For the year ended December 31,
	2011	2010	2009
Dollars in millions
China	$598.8	$415.8	$296.5
Korea	237.1	176.9	91.4
Taiwan	530.0	549.4	333.9
Italy	375.6	385.3	20.8
Other foreign countries	526.5	469.0	266.3
Total	$2,268.0	$1,996.4	$1,008.9

Net sales are attributed to countries based on the location of the customer.
Property, plant and equipment, net of accumulated depreciation

	As of December 31,
	2011	2010
Dollars in millions
United States	$975.2	$621.4
Japan	165.3	456.5
Taiwan	255.4	269.4
Italy	427.5	323.0
Other foreign countries	569.7	363.2
Total	$2,393.1	$2,033.5